RIGHT-OF-USE ASSETS - Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of profit or loss and other comprehensive income [abstract]
Interest on lease liabilities	$ 67,506	$ 67,702
Expenses relating to short-term lease and low value assets	126,744	277,005
Depreciation charge for right-of-use assets	$ 227,394	$ 94,508